Summary of Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of financial assets and liabilities that are measured at fair value
	Balance as of March 31, 2020
	Level 1	Level 2	Level 3	Total

Liabilities:
Fair Value of convertible component in convertible loan	-	-	267	267
Total liabilities	-	-	267	267

Schedule of changes in fair value
Fair value of Convertible component
Outstanding at January 1, 2020	-
Fair value of issued level 3 liability	276
Changes in fair value	(9)
Outstanding at March 31, 2020	267